Incentive Programs - Incentive Programs (Details)	Jun. 30, 2022 EquityInstruments	Jun. 30, 2022	Jun. 30, 2021 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Outstanding	3,460,545		3,383,824
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	422,500		1,279,086
Warrants of Warrant Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding			856,586
Total Outstanding			856,586
Warrants of Warrant Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	422,500		422,500
Total Outstanding	422,500		422,500
Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	99,045		109,738
Boards LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	31,371		51,399
Total Outstanding	31,371		51,399
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	26,968	31,371	31,371
Total Outstanding	26,968		31,371
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	40,706	26,968	26,968
Total Outstanding	40,706		26,968
Board LTIP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding		40,706
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	2,939,000		1,995,000
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	1,444,000		1,485,000
Total Outstanding	1,444,000		1,485,000
ESOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	1,495,000		510,000
Total Outstanding	1,495,000		510,000